CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Other reserves	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2018	$ 27	$ 3,404	$ (18,777)	$ (15,346)
Beginning Balance (in Shares) at Dec. 31, 2018				20,000
Income or Loss for the period			(33,706)	$ (33,706)
Other comprehensive income/loss			(3)	(3)
Total comprehensive (loss)/income for the period net of tax			(33,709)	(33,709)
Equity contribution from shareholders		108		108
Share-based payments		4,594	(10)	4,584
Total transactions with shareholders		4,702	(4,216)	486
Ending Balance (As previously reported) at Dec. 31, 2019	27	8,106	(56,702)	(48,569)
Ending Balance at Dec. 31, 2019	27	8,106	(56,702)	$ (48,569)
Ending Balance (in Shares) (As previously reported) at Dec. 31, 2019				20,000
Ending Balance (in Shares) at Dec. 31, 2019				20,000
Income or Loss for the period			4,119	$ 4,119
Other comprehensive income/loss			2	2
Total comprehensive (loss)/income for the period net of tax			4,121	4,121
Share-based payments		24	(306)	(282)
Distribution and dividends			(8,062)	(8,062)
Total transactions with shareholders		24	(8,368)	(8,344)
Ending Balance at Jun. 30, 2020	27	8,130	(60,949)	$ (52,792)
Ending Balance (in Shares) at Jun. 30, 2020				20,000
Beginning Balance (As previously reported) at Dec. 31, 2019	27	8,106	(56,702)	$ (48,569)
Beginning Balance at Dec. 31, 2019	27	8,106	(56,702)	$ (48,569)
Beginning Balance (in Shares) (As previously reported) at Dec. 31, 2019				20,000
Beginning Balance (in Shares) at Dec. 31, 2019				20,000
Income or Loss for the period | As previously reported			668	$ 668
Other comprehensive income/loss | As previously reported			15	15
Total comprehensive (loss)/income for the period net of tax | As previously reported			683	683
Share-based payments | As previously reported		183	(1,437)	(1,254)
Total transactions with shareholders | As previously reported		183	(55,051)	(54,868)
Ending Balance (As previously reported) at Dec. 31, 2020	27	8,289	(111,070)	(102,754)
Ending Balance (Impact of correction) at Dec. 31, 2020			(381)	(381)
Ending Balance at Dec. 31, 2020	27	8,289	(111,451)	$ (103,135)	[1]
Ending Balance (in Shares) (As previously reported) at Dec. 31, 2020				20,000
Ending Balance (in Shares) at Dec. 31, 2020				20,000
Income or Loss for the period			(31,795)	$ (31,795)
Other comprehensive income/loss		(250)		(250)
Total comprehensive (loss)/income for the period net of tax		(250)	(31,795)	(32,045)
Share-based payments		73	(254)	(181)
Distribution and dividends			(50,000)	(50,000)
Total transactions with shareholders		73	(50,254)	(50,181)
Ending Balance at Jun. 30, 2021	$ 27	$ 8,112	$ (193,500)	$ (185,361)
Ending Balance (in Shares) at Jun. 30, 2021				20,000

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).